Goodwill	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
Goodwill

12. GOODWILL

Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Sogou	Changyou	Total
Balance as of December 31, 2016
Goodwill	72,011	5,565	96,949	174,525
Accumulated impairment losses	(35,788)	0	(70,447)	(106,235)

	$36,223	$5,565	$26,502	$68,290

Transactions in 2017
Goodwill associated with MoboTap reclassified from assets held for sale to assets held for use	0	0	83,470	83,470
Goodwill impairment recognized for MoboTap	0	0	(83,470)	(83,470)
Goodwill associated with an acquisition	1,000	0	0	1,000
Foreign currency translation adjustment	930	343	1,002	2,275

Balance as of December 31, 2017	$38,153	$5,908	$27,504	$71,565

Balance as of December 31, 2017
Goodwill	73,941	5,908	181,421	261,270
Accumulated impairment losses	(35,788)	0	(153,917)	(189,705)

	$38,153	$5,908	$27,504	$71,565

Transactions in 2018
Foreign currency translation adjustment	(772)	(283)	(878)	(1,933)
Impairment losses	0	0	(16,369)	(16,369)

Balance as of December 31, 2018	$37,381	$5,625	$10,257	$53,263

Balance as of December 31, 2018
Goodwill	69,627	5,625	180,543	255,795
Accumulated impairment losses	(32,246)	0	(170,286)	(202,532)

	$37,381	5,625	$10,257	$53,263

There was one reporting unit under the Sohu segment and one reporting unit under the Sogou segment. The reporting units under the Changyou segment consisted of the Changyou online game business, the 17173.com Website, RaidCall, and the cinema advertising business.

In the fourth quarter of 2018, the Sohu Group tested goodwill for impairment at the reporting unit level. The Group performed impairment tests using the qualitative and quantitative methods. For the Sohu and Sogou segments, impairment tests were conducted by quantitatively comparing the fair values of the reporting units to their carrying amounts. The Sohu and Sogou segments estimated the fair values by weighting the results from the income approach and market approach. The valuation approach considers a number of factors that include expected future cash flows, growth rates, discount rates, and market price, and requires Sohu and Sogou to make certain assumptions and estimates regarding industry economic factors and future profitability of the business. For the Changyou segment, Changyou first qualitatively assessed whether it was more likely than not that the fair values of the reporting segments were less than their carrying amounts. For those reporting units where it was more likely than not that their fair values were less than their carrying amounts, Changyou performed the first step of a two-step quantitative goodwill impairment test. Changyou estimated the fair values using the income approach considering factors that included expected future cash flows, growth rates and discount rates.

In the fourth quarter of 2018, Changyou recognized a $16.4 million impairment loss for goodwill relating to the 17173.com Website, primarily due to (i) the launch of new initiatives for the 17173.com Website having fallen behind schedule in the fourth quarter of 2018 and the profit outlook for the 17173.com Website being uncertain, and (ii) the relevant Chinese authority’s temporary suspension between April and December of 2018 of its review of, and issuance of publishing and authorization codes for, online games, which resulted in declines in the number of new games launched and the related demand from game developers and operators for online advertising services on the 17173.com Website, both of which Changyou’s management determined had a material adverse impact on Changyou’s ability to generate revenues and net income from the 17173.com Website. As of December 31, 2018, for the Sohu and Sogou segments, and the businesses in the Changyou segment other than the 17173.com Website, management concluded that the fair values of the reporting units exceeded their carrying values, indicating that the goodwill of the reporting units was not impaired.

In the third quarter of 2017, due to reinforced restrictions Chinese regulatory authorities imposed on online card and board games, some of Changyou’s key distribution partners informed Changyou that they had decided to stop the distribution and promotion of card and board games in the third quarter of 2017, which had an adverse impact on MoboTap’s performance, and also increased the uncertainty for its future operations and cash flow. As a result, Changyou determined that it was unlikely that MoboTap would gain users and grow its online card and board games revenues in China, Changyou management performed an impairment test in the third quarter of 2017 using the discounted cash flow method, and an impairment loss of $83.5 million was recognized for goodwill to reflect the fair value of the MoboTap business. Changyou sold MoboTap in March 2018.